Note 18 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18. Subsequent Events

On April 21, 2014, the Company effected a 1-for-7 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these financial statements have been retroactively adjusted to reflect this stock split. As a result of the reverse stock split, the number of outstanding shares as of April 21, 2014 was decreased to 8,310,004 while the par value of the Company’s common shares remained unchanged at $0.01 per share.

On June 6, 2014, the Company completed a public offering of 10,000,000 of its common shares and warrants to purchase 5,000,000 of its common shares. The gross proceeds from the offering were approximately $20,000 and are expected to be used to finance part of the Company’s contractual commitments in relation to its fleet and for working capital and general corporate purposes. On June 24, 2014, the Company announced that the underwriters of its previously announced underwritten public offering of 10,000,000 common shares, and warrants to purchase 5,000,000 common shares, have partially exercised their option to purchase an additional 660,000 common shares from the Company at $2.00 per share and 330,000 additional warrants, to cover over-allotments, bringing total gross proceeds from the offering to approximately $21,320.

On June 20, 2014, the Company took delivery of M/T EShips Taweelah (Hull No S406), a 50,000 dwt MR product/chemical tanker. The vessel is currently on a time charter with Eships Tankers Ltd. The Company financed the last installment for the vessel by entering into a $20,125 credit facility with Alpha Bank of Greece and the remaining amount of the final installment was paid from the proceeds of the abovementioned offering. The facility is repayable in 20 consecutive semi-annual installments of $706 plus a balloon installment of $6,005 payable together with the last installment. The facility bears interest at a rate of LIBOR plus 3.75% per annum and is secured by, among other things, a first priority mortgage over the vessel.

21.           Subsequent Events

On February 6, 2014 the Company agreed to cancel the MOA that it had entered into on December 16, 2013 and entered into a new MOA to purchase another 50,000 dwt newbuilding product/chemical tanker with a time charter from an entity also affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis, scheduled for delivery from Hyundai Mipo Dockyard Co., Ltd. in May 2014. This cancellation didn't entail any penalties. The purchase price of the newbuilding is $38,300 payable as follows: $7,400 already paid on December 16, 2013 for the purchase of the vessel we agreed on in December 16, 2013, which as of December 31, 2013 is recorded under "Advances for Vessels Acquisitions" (see Note 5), $3,500 payable in cash in February 2014 and $27,400 payable in cash or shares at the Company's option on delivery of the vessel.

On March 17, 2014, the Company agreed to cancel the MOA that it had entered into on December 5, 2013 (see Note 5).

On March 19, 2014, pursuant to four separate share purchase agreements the Company entered into with affiliates of the Company’s CEO, along with unaffiliated third parties, the Company acquired the five vessel-owning companies which are party to the shipbuilding contracts for Hull Nos. S407, S418, S419, S414 and S417, in exchange for a total consideration of $43,300, paid in the form of $2,500 in cash and 5,833,214 newly-issued common shares. Pursuant to the share purchase agreements the Company acquired:

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100% of the share capital of Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited, entities affiliated with the Company’s CEO, which are party to shipbuilding contracts with Hyundai Mipo Dockyard Co. for the construction of Hull No. S418, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2015, and Hull No. S407, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2015, respectively, for an aggregate purchase price of $14,693. Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited are each party to a time charter agreement to commence upon the respective vessel's delivery. Upon its delivery Hull No. S407 will enter into a time charter for 2 years at a rate of $16,000 per day. The charterer has the option to extend the charter for an additional year at a rate of $17,250 per day. Upon its delivery Hull No. S418 will enter into a time charter with  for 3 years at a rate of $15,200 per day. The charterer has the option to extend the charter for an additional year at a rate of $16,000 per day and another year after that at a rate of $16,750 per day. Concurrently, the Company agreed to terminate the MOA entered into on December 5, 2013, described above, with Monte Carlo 37 Shipping Company Limited for the acquisition of Hull S418, and to apply the full amount of the deposit paid under the MOA, in the amount of $7,000, to reduce the purchase price under the share purchase agreement.

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100% of the share capital of Monte Carlo Seven Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S414, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the second quarter of 2016, for a purchase price of $10,990.

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100% of the share capital of Monte Carlo LAX Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S417, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2016, for a purchase price of $10,820.  The Company will have an option up to January 2015 to fix either S414 or S417 to the same charterer on the same terms as S406 and S407. The time charter agreement is to commence upon the vessel's delivery.

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100% of the share capital of Monte Carlo 39 Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S419, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2016, for a purchase price of $6,830. Monte Carlo 39 Shipping Company Limited is party to a time charter agreement to commence upon the vessel's delivery.

The Company’s President, CEO and Director, Evangelos J. Pistiolis, owned the majority of the shares of each of the vessel-owning companies that the Company acquired pursuant to these share purchase agreements. Pursuant to the share purchase agreements with respect to Hull Nos. S407, S418, S419 and S417, until September 19, 2014, the Company will have the right to buy back 2,046,342 common shares issued to the unaffiliated parties to the agreements at a price of $8.4 per share.

On February 24, 2014, at a Special Meeting of Shareholders, our shareholders approved a proposal authorizing our Board of Directors to effect a reverse stock split of our issued and outstanding common shares by a ratio of not less than one - for - two and not more than one - for - twenty with the exact ratio to be set at a whole number within this range to be determined by the Board of Directors in its discretion. On April 2, 2014 our Board of Directors determined to effect a one - for - seven reverse stock split of our common stock. The reverse stock split was effected on April 21, 2014 and.as a result of the reverse stock split, the number of outstanding shares as at December 31, 2013 decreased to 2,469,648 while the par value of our common shares remained unchanged at $0.01 per share. All share and per share amounts in this document has been retroactively adjusted to reflect this stock split.